SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock	82,245,453	76,460,919
Option exercise price	$ 0.1150	$ 0.1150
Stock Warrants [Member]
Convertible preferred stock	48,972,277	49,120,917
Stock Options [Member]
Convertible preferred stock	26,802,500	27,340,000
Convertible Debt [Member]
Convertible preferred stock	6,470,674
Convertible Preferred Stock [Member]
Convertible preferred stock	2	2
Minimum [Member]
Warrant exercise price per share	$ 0.001	$ 0.001
Maximum [Member]
Warrant exercise price per share	$ 0.25	$ 0.25